Share-based payments (Details 6)	9 Months Ended	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2021 shares € / shares
Sharesave Plans
Share-based payments
Number of share options outstanding as at the beginning of the period	29,942	18,908
Number of share options granted during the period	0	0
Number of share options forfeited during the period	(989)	(4,016)
Number of share options exercised during the period	(10,045)	(4,738)
Number of share options expired during the period	0	0
Number of share options outstanding as at the end of the period	18,908	10,154
Number of share options exercisable as at the end of the period	2,471	10,841
Weighted-average exercise price outstanding as at the beginning of the period | € / shares	€ 54.79	€ 55.74
Weighted-average exercise price granted during the period | € / shares	0	0
Weighted-average exercise price forfeited during the period | € / shares	54.33	59.23
Weighted-average exercise price exercised during the period | € / shares	47.8	55.32
Weighted-average exercise price expired during the period | € / shares	0	0
Weighted-average exercise price outstanding as at the end of the period | € / shares	€ 55.74	€ 61.29
DSBP
Share-based payments
Number of share options outstanding as at the beginning of the period	8,168	4,734
Number of share options granted during the period	0	0
Number of share options forfeited during the period	0	0
Number of share options exercised during the period	(3,434)	(3,156)
Number of share options expired during the period	0	0
Number of share options outstanding as at the end of the period	4,734	1,578
Number of share options exercisable as at the end of the period	1,578	0